Licensing Arrangements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
License Agreements [Line Items]
Finite lived intangible asset, remaining amorization period		14 years
Accrued expenses	$ 628,990	$ 76,957
DNMT1 Inhibitor License
License Agreements [Line Items]
Inhibitor License	$ 110,474
Finite lived intangible asset, remaining amorization period	20 years
Accrued expenses	$ 110,474
LSD1 Inhibitor License
License Agreements [Line Items]
Inhibitor License	$ 40,983	$ 40,983
Finite lived intangible asset, remaining amorization period	20 years